Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital Disclosures [Abstract]
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

On February 4, 2020, the Company issued to the shareholders of Saleya 2,708,498 ordinary shares, par value $0.01 per share as the share-based payment for the partial consideration of the acquisition, pursuant to the Share Purchase Agreement (See Note 6).

In June, July and October of 2020, the Company issued 1,190,095 ordinary shares in total for professional fees and stock-based compensation expense of $469,650 has been recognized based on the trading price on the date the shares were issued.

In September of 2020, the Company issued 787,916 ordinary shares to certain former and current directors as compensation for their services and stock-based compensation expense of $343,683 has been recognized based on the trading price on the date the shares were issued.

The 2018 Omnibus Equity Plan was established to attract and retain high caliber employees, directors, consultants and independent contractors. It authorizes the issuance of up to 19,931,756 ordinary shares, par value $0.01 per share of the Company and provides for five types of awards: Options; Stock Appreciation Rights; Restricted Stock; Unrestricted Stock; and Restricted Stock Units. The Plan shall terminate upon the earliest to occur of (i) the tenth (10th) anniversary of the Plan’s effective date, or (ii) the date on which all Shares available for issuance under the Plan shall have been issued as fully-vested Shares. Should the Plan terminate on the tenth (10th) anniversary of the Effective Date, then all Awards outstanding at that time shall continue to have force and effect in accordance with the provisions of the applicable Award Agreements. Please refer to the Company’s Current Report on Form S-8 filed on April 17, 2020 for details of the 2018 omnibus equity.

On October 6, 2020, the Company issued 8,314,677 ordinary shares to employees for their services under the 2018 omnibus equity plan and stock-based compensation expense of $3,991,045 has been recognized based on the trading price on the date the shares were issued.

On November 30, 2020, the Company issued 1,789,618 ordinary shares to the shareholders of Botbrain as a part of the consideration of the acquisition (See Note 1).

During the year 2021, the Company issued 14,521,763 ordinary shares in total for professional fees and development costs of $16,198,565 has been recognized based on the trading price on the date the shares were issued.

On February 5, 2021, the Company entered into a securities purchase agreement with certain institutional investors for a registered direct offering of $5.0 million of ordinary shares at a price of $0.52 per share. On February 10, 2021, the offering was closed and the Company received net proceeds of approximately $4.4 million. The Company issued a total of 9,615,387 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 4,807,694 ordinary shares at an exercise price of $0.68 per share for a term of three years from the date of issuance. From February 10 to 16, 2021, the institutional investors purchased 4,805,129 warrants, and the placement agent purchased 480,770 warrants.

On February 11, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $15.0 million of ordinary shares at a price of $0.888 per share. On February 17, 2021, the offering was closed and the Company received net proceeds of approximately $17.7 million. The Company issued a total of 16,891,892 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 8,445,946 ordinary shares at an exercise price of $1.11 per share for a term of three years from the date of issuance. From February 19 to 26, 2021 the institutional investors purchased 8,440,631 warrants.

On February 17, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of $100 million of ordinary shares at a price of $2.08 per share. On February 19, 2021, the offering was closed and the Company received net proceeds of approximately $92.7 million. The Company issued a total of 48,076,923 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 19,230,768 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.

On September 22, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $32.8 million of ordinary shares at a price of $1.20 per share. On September 23, 2021, the offering was closed and the Company received net proceeds of approximately $30.5 million. The Company issued a total of 27,333,300 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 13,666,650 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.

The following summarizes warrants transactions related to registered direct offering in 2021:

	2021
	Warrants	Weighted average exercise price $
Warrants outstanding at beginning of year	-	-
Granted	46,631,828	1.41
Exercised	13,726,530	0.94
Forfeited	-	-
Warrants outstanding at end of year	32,905,298	1.60

Exercisable at end of year	32,905,298	1.60

On April 16, 2021, the Company issued 7,111,428 ordinary shares to the shareholders of Saleya as a part of the consideration in connection to the acquisition of 100% equity interest in Saleya pursuant to a supplemental agreement dated February 24, 2021.

In September of 2021, the Company issued 570,001 ordinary shares to certain current directors as compensation for their services and stock-based compensation expense of $803,701 has been recognized based on the trading price on the date the shares were issued.

In September of 2021, the Company issued 7,925,000 ordinary shares to employees for their services for year 2021 and 2022 under the 2018 omnibus equity plan and stock-based compensation expense of $4,184,175 was recognized in 2021 and $5,919,775 will be recognized in 2022 based on the trading price on the date the shares were issued.

As of December 31, 2021 and 2020, we had 385,542,224 and 239,770,000 ordinary shares issued and outstanding.

As of December 31, 2021 and 2020, we had 1,000,000 and 21,794,872 Preferred Shares and Series A Preferred Shares issued and outstanding.

Preferred Shares

Subject to the memorandum and articles of association (and, for greater clarity, without prejudice to any special rights conferred thereby on the holders of any other shares), a Preferred Share of our company confers on the holder:

(a)	the right to 399 votes at a meeting of the members of our company or on any resolution of members;

(b)	the right to an equal share in any distribution paid by our company;

(c)	the right to an equal share in the distribution of the surplus assets of our company on a winding up;

(d)	be freely transferable, in whole or in part, by Mr. Xuesong Song to any third party through one or more Private Transactions (as defined in our articles of association), subject to Applicable Law (as defined in our articles of association); and

(e)	be freely transferable, in whole or in part, by Mr. Xuesong Song to any third party through one or more Public Transactions, subject to Applicable Law and Automatic Conversion (as defined in our articles of association) of such Preferred Share(s) into Ordinary Share(s).

Each Preferred Share shall be automatically converted at any time after issue and without the payment of any additional sum into an equal number of fully paid Ordinary Shares upon the conclusion of any transfer by Mr. Xuesong Song to any third party through one or more Public Transactions (as defined in our articles of association).

Series A Preferred Shares

Subject to the memorandum and articles of association (and, for greater clarity, without prejudice to any special rights conferred thereby on the holders of any other shares), a Series A Preferred Share of the Company confers on the holder:

(a) no right to vote at a meeting of the members of our company or on any resolution of members;

(b) the right to an equal share in any distribution paid by our company;

(c) the right to an equal share in the distribution of the surplus assets of our company on our liquidation;

(d) the right, at such holder’s sole discretion, to convert all or any portion of the holder’s Series A Preferred Shares into Ordinary Shares at any time commencing after the date of issue of such Series A Preferred Shares. The conversion rate for the Series A Preferred Shares shall be one (1) Ordinary Share for every one (1) Series A Preferred Share. Before any holder of Series A Preferred Shares shall be entitled to convert the same into Ordinary Shares and to receive certificate(s) for such Ordinary Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company at such office that he elects to convert the same. Our company shall, as soon as practicable thereafter, issue and deliver at such office to such holder of Series A Preferred Shares a certificate(s) for the number of Ordinary Shares to which he shall be entitled. Such conversion shall be deemed to have been made immediately prior to the close of business on the date of such surrender of the certificate(s) for the Series A Preferred Shares to be converted, and the person or persons entitled to receive the Ordinary Shares issuable upon such conversion shall be treated for all purposes as the record holder(s) of such Ordinary Shares on such date. The directors may effect conversion in any matter permitted by law including, without prejudice to the generality of the foregoing, repurchasing or redeeming the relevant Series A Preferred Shares and applying the proceeds towards the issue of the relevant number of new Ordinary Shares. The provisions of clause 8(3)(e) of our memorandum of association shall not apply to the Ordinary Shares so converted; and

(e) the right, at such holder’s sole discretion, to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares (the “Purchased Shares”) in cash at a Repurchase Price defined below upon the following events: (1) six (6) months after the closing date as defined in the share subscription agreement entered into between our company and Geely Technology dated 13 November 2019 (the “Share Subscription Agreement”); (2) the proposed acquisition of eMapgo Technologies (Beijing) Co., Ltd. (the “Proposed Acquisition”) by our company is terminated; (3) our company breaches the Share Subscription Agreement; or (4) within six (6) months from the closing date as defined in the Share Subscription Agreement provided that our company has sufficient funds after completing the Proposed Acquisition by our company. The repurchase price for each Series A Preferred Shares shall be the higher of (i) US$1.95 per share; or (ii) the US dollars equivalent to RMB13.7648 per share (the “Repurchase Price”), where the exchange rate shall be the central parity rate between RMB and USD published by the People’s Bank of China the day before Geely Technology issues the repurchase notice, plus an eight percent (8%) annual simple interest rate basis calculated from the date such Repurchase Price was fully paid until the date of full payment of the Repurchase Price, which shall be made in a lump sum on the date of the payment of the Repurchase Price, plus all declared but unpaid dividends with respect to the Series A Preferred Shares. Before any holder of Series A Preferred Shares shall be entitled to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company (the “Redemption Notice”) at such office that he elects to require the redemption or repurchase by our company of the same. Our company shall pay the corresponding Repurchase Price within sixty (60) days following twelve (12) months after the Purchased Shares are issued.